PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 9— PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	September 30, 2025	September 30, 2024

Buildings	$11,910,615	$12,082,715
Machinery, equipment and furniture	6,355,260	6,441,179
Motor Vehicles	211,000	218,541
Construction in progress	4,422,082	-
Subtotal	22,898,957	18,742,435
Less: accumulated depreciation	(4,740,668)	(3,736,749)
Property, plant and equipment, net	$18,158,289	$15,005,686

Depreciation expense was $1,048,886, $1,083,251 and $945,507 for the years ended September 30, 2025, 2024 and 2023, respectively.